DERIVATIVES	12 Months Ended
Dec. 31, 2020
DERIVATIVES [Abstract]
DERIVATIVES
11.	DERIVATIVES

Derivatives are used by the Company to manage its exposure to identified risks, such as interest rate and foreign currency exchange fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on borrowings associated with aircraft with fixed rate rentals. As of December 31, 2020, the Company had $1,081.7 million of floating rate debt associated with aircraft with fixed rate rentals.

Interest rate swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on either the one-month or three-month LIBOR applied to the notional amounts over the life of the contracts. As of December 31, 2020 and 2019, the Company had interest rate swap contracts with notional amounts aggregating $675.3 million and $804.9 million, respectively. The unrealized fair value loss on the interest rate swap contracts, reflected as derivative liabilities, was $46.2 million and $27.9 million as of December 31, 2020 and 2019, respectively.

To mitigate its exposure to foreign currency exchange fluctuations, the Company entered into a cross currency swap contract in 2018 in conjunction with a lease in which a portion of the lease rental is denominated in Euros. Pursuant to such cross currency swap, the Company receives U.S. dollars based on a fixed conversion rate through the maturity date of the swap contract. Over the remaining life of the cross currency swap contract, the Company expects to receive $48.7 million in U.S. dollars. The unrealized fair value gain, reflected as a derivative asset, was $2.1 million and $4.8 million as of December 31, 2020 and 2019, respectively.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves and credit spreads.

Effective January 1, 2019, the Company adopted ASU 2017-12, Derivatives and Hedging (Topic 815), which is intended to more closely align hedge accounting with companies’ risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. Under the guidance, if a cash flow hedge is highly effective, all changes in the fair value of the derivative hedging instrument will be recorded in other comprehensive income and reclassified to earnings when the hedged item impacts earnings. After initial qualification, the new guidance permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test, such as a regression analysis, if the company can reasonably support an expectation of high effectiveness throughout the term of the hedge. An initial quantitative test to establish that the hedge relationship is highly effective is still required. Additional disclosures include cumulative basis adjustments for fair value hedges and the effect of hedging on individual income statement line items. As a result of the adoption, the Company reclassified $0.2 million of prior year losses into accumulated other comprehensive loss, net.

During the year ended December 31, 2020, the Company recorded $14.1 million of interest expense in the consolidated statements of income (loss) from its interest rate swap contracts. The Company also recognized $0.8 million of rental revenue, included in operating lease revenue in the consolidated statements of income (loss), under its cross currency swap contract during the year ended December 31, 2020.

During the year ended December 31, 2019, the Company recorded $3.1 million of interest expense in the consolidated statements of income (loss) from its interest rate swap contracts. The Company also recognized $1.4 million of rental revenue, included in operating lease revenue in the consolidated statements of income (loss), under its cross currency swap contract during the year ended December 31, 2019.

During the year ended December 31, 2018, the Company recorded $5.9 million of interest expense in the consolidated statements of income (loss) from its interest rate swap contracts. The Company also recognized $0.8 million of rental revenue, included in operating lease revenue in the consolidated statements of income (loss), under its cross currency swap contract during the year ended December 31, 2018.

Designated Derivatives

Certain of the Company’s interest rate derivatives have been designated as cash flow hedges. Changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income (loss), net of deferred tax. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.

As of December 31, 2020, the Company had the following designated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss, Net of Deferred Tax
Interest rate swap contracts	22	2/9/23-12/8/25	2.28%-3.13%	$567,894	$(36,480)	$(31,930)
Accrued interest				—	(1,688)	—
Total – designated derivative liabilities	22			$567,894	$(38,168)	$(31,930)

Dedesignated Derivatives

As of December 31, 2020, the Company’s cross currency swap no longer qualified for hedge accounting and was dedesignated due to missed rent payments associated with a variable rate lease. The Company had the following dedesignated derivative instrument classified as derivative assets on its balance sheet as of December 31, 2020 (dollars in thousands):

Type	Quantity	Maturity Date	Contracted Fixed Conversion Rate to U.S. Dollar	Total Contracted USD to be Received	Credit Risk Adjusted Fair Value	Gain Recognized in Accumulated Comprehensive Loss, Net of Deferred Tax
Cross currency swap contract	1	11/26/25	1 Euro to $1.3068	$48,689	$2,076	$3,179
Accrued rent				—	9	—
Total - dedesignated derivative asset	1			$48,689	$2,085	$3,179

At December 31, 2020, the Company had an accumulated other comprehensive gain, net of deferred tax, of $3.2 million, which will be amortized over the remaining term of the cross currency swap contract. During the year ended December 31, 2020, the Company reclassified $0.5 million from accumulated other comprehensive loss, net of deferred tax, to gain on derivatives.

Certain of the Company’s interest rate swap contracts no longer qualify for hedge accounting and have been dedesignated due to debt repayments associated with aircraft sales. As of December 31, 2020, the Company had the following dedesignated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss, Net of Deferred Tax
Interest rate swap contracts	11	6/15/23	2.66%-3.12%	$107,412	$(7,419)	$(5,237)
Accrued interest				—	(582)	—
Total – dedesignated derivative liabilities	11			$107,412	$(8,001)	$(5,237)

At December 31, 2020, the Company had an accumulated other comprehensive loss, net of deferred tax, of $5.4 million, attributable to both dedesignated interest rate swaps and terminated interest rate swaps, and will be amortized over the remaining term of the interest rate swap contracts.

During the year ended December 31, 2019, one interest rate swap contract matured and 16 other interest rate swap contracts were terminated. Also during the year ended December 31, 2019, the Company reclassified $2.4 million of accumulated comprehensive loss, net of deferred tax, to loss on derivatives. At December 31, 2019, the Company had an accumulated other comprehensive loss, net of deferred tax, of $0.4 million, which will be amortized over the remaining term of the interest rate swap contracts. During the year ended December 31, 2019, the Company amortized $0.5 million from accumulated other comprehensive loss, net of deferred tax, to interest expense.

At December 31, 2018, the Company had an accumulated other comprehensive loss, net of deferred tax, of $0.5 million, which will be amortized over the remaining term of the interest rate swap contracts. During the year ended December 31, 2018, the Company amortized $4.1 million from accumulated other comprehensive loss, net of deferred tax, into interest expense.

Fly did not designate as an accounting hedge certain interest rate derivative contracts entered into during the year ended December 31, 2018 to partially lock-in the interest rate on anticipated future borrowings associated with the AirAsia transactions. Changes in the fair value of undesignated derivative instruments were recognized as gain or loss on derivatives in each reporting period. The Company terminated these interest rate swap contracts in 2018 and recognized a total gain on derivatives of $1.8 million.